OTHER ACCOUNTS RECEIVABLE, NET - Measured at Amortization costs (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other accounts receivables [abstract]
Accounts receivables for goods and services sales in non-financial sector companies	$ 1,289,944	$ 1,235,009
Debtors	929,253	1,040,941
Credit card compensations and network compensation	1,130,931	853,416
Payment in advance	765,561	590,390
Government	524,250	465,621
Conditional contributions	379,791	293,300
Sales tax	57,581	52,367
Others	1,244,213	1,076,941
Gross balance of other accounts receivable	6,321,524	5,607,985
Loss allowance	(375,851)	(339,156)
Other accounts receivable, net	$ 5,945,673	$ 5,268,829